Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2030 Fund))	0 Months Ended
	Jun. 28, 2011
Class A
Average Annual Return:
1 Year	6.96%
Life of Class	(2.91%)
Inception Date	Dec. 15, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	6.87%
Life of Class	(3.22%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.65%
Life of Class	(2.59%)
Class B
Average Annual Return:
1 Year	7.53%
Life of Class	(2.75%)
Inception Date	Dec. 15, 2006
Class C
Average Annual Return:
1 Year	11.53%
Life of Class	(2.24%)
Inception Date	Dec. 15, 2006
Class N
Average Annual Return:
1 Year	12.26%
Life of Class	(1.68%)
Inception Date	Dec. 15, 2006
Class Y
Average Annual Return:
1 Year	14.16%
Life of Class	(0.99%)
Inception Date	Dec. 15, 2006
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	6.54%
Life of Class	5.89%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.08%
Life of Class	(0.47%)	[1]

[1]	From 11/30/06.